Document and Entity Information	Jun. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 13, 2023
Entity Registrant Name	Block, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37622
Entity Tax Identification Number	80-0429876
City Area Code	415
Local Phone Number	375-3176
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0000001 par value per share
Trading Symbol	SQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001512673
Amendment Flag	false